UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-5586

Oppenheimer Rochester California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 1/31/2019

Item 1. Reports to Stockholders.

Semiannual Report 1/31/2019 Important Notice: The Securities and Exchange Commission will permit funds to delivershareholder reports electronically beginning January 1, 2021. At that time, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling 1.800.225.5677. Oppenheimer Rochester California Muncipal Fund OppenheimerFunds The Right Way to Invest

Important Updates

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it has entered into an agreement whereby Invesco Ltd., a global investment management company, will acquire OppenheimerFunds, Inc. As of the date of this report, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change. See the Notes to Financial Statements for more information.

Update to Shareholder Report Document Delivery

Beginning January 1, 2021, OppenheimerFunds will send a notice, either by mail or email, each time your fund’s updated report is available on our website (oppenheimerfunds.com). Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. Enrolling in electronic delivery will enable you to receive a direct link to your full shareholder report the moment it becomes available, and limit the amount of mail you receive. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option.

How do you update your delivery preferences?

If you own these shares through a financial intermediary, you may contact your financial intermediary.

If your accounts are held through OppenheimerFunds and you receive statements, confirms, and other documents directly from us, you can enroll in our eDocs DirectSM service at oppenheimerfunds.com or by calling us. Once you’re enrolled, you’ll begin to receive email notifications of updated documents when they become available. If you have any questions, feel free to call us at 1.800.225.5677.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 1/31/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays Municipal Index
6-Month	1.30%	-3.51%	2.05%
1-Year	7.49	2.38	3.26
5-Year	5.98	4.95	3.57
10-Year	9.42	8.89	4.55

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

Our Twitter handle is @RochesterFunds.

3 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES

Marine/Aviation Facilities	14.0%
Tobacco Master Settlement Agreement	12.5
General Obligation	11.9
U.S. Government Obligations	8.4
Special Tax	7.1
Water Utilities	6.5
Municipal Leases	6.3
Hospital/Healthcare	5.4
Electric Utilities	4.7
Higher Education	4.4

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2019 and are based on total assets.

CREDIT ALLOCATION

	NRSRO- Rated	Sub- Adviser- Rated	Total
AAA	8.5%	2.2%	10.7%
AA	37.0	0.0	37.0
A	14.3	0.8	15.1
BBB	10.0	8.3	18.3
BB or lower	10.1	8.8	18.9
Total	79.9%	20.1%	100.0%

The percentages above are based on the market value of the securities as of January 31, 2019 and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories – AAA, AA, A, and BBB – are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

4 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Performance

DISTRIBUTION YIELDS

As of 1/31/19

	Without Sales Charge	With Sales Charge
Class A	3.71%	3.53%
Class C	3.17	N/A
Class Y	3.88	N/A

STANDARDIZED YIELDS

For the 30 Days Ended 1/31/19
Class A	2.64%
Class C	2.02
Class Y	3.02

TAXABLE EQUIVALENT YIELDS

As of 1/31/19
Class A	5.19%
Class C	3.97
Class Y	5.94

UNSUBSIDIZED STANDARDIZED YIELDS

For the 30 Days Ended 1/31/19
Class A	2.63%
Class C	2.02
Class Y	3.02

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 1/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPCAX)	11/3/88	1.30%	7.49%	5.98%	9.42%	5.56%
Class C (OCACX)	11/1/95	0.92	6.59	5.18	8.58	3.95
Class Y (OCAYX)	11/29/10	1.43	7.74	6.23	N/A	6.92

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 1/31/19

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPCAX)	11/3/88	-3.51%	2.38%	4.95%	8.89%	5.39%
Class C (OCACX)	11/1/95	-0.07	5.59	5.18	8.58	3.95
Class Y (OCAYX)	11/29/10	1.43	7.74	6.23	N/A	6.92

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investments. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75% and for Class C, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class Y shares.

The Fund’s performance is compared to the performance of the Bloomberg Barclays Municipal Index, an index of a broad range of investment-grade municipal bonds that measures the performance of the general municipal bond market. The index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the index. Index performance includes reinvestment of

5 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

income, but does not reflect transaction costs, fees, expenses, or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.026 for the 22-day accrual period ended January 22, 2019. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value (NAV) on January 22, 2019; for the yield with charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class C and Y are annualized based on dividends of $0.0222 and $0.0272, respectively, for the 22-day accrual period ended January 22, 2019 and on the corresponding net asset values on that date.

Standardized yield is based on an SEC-standardized formula designed to approximate the Fund’s annualized hypothetical current income from securities less expenses for the 30-day period ended January 31, 2019 and that date’s maximum offering price (for Class A shares) or net asset value (for all other share classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. The unsubsidized standardized yield is computed under an SEC-standardized formula based on net income earned for the 30-day period ended January 31, 2019. The calculation excludes any expense reimbursements and thus may result in a lower yields.

Taxable equivalent yield is based on the standardized yield and the 2018 top federal and California tax rate of 49.18%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

6 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 31, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Actual	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expenses Paid During 6 Months Ended January 31, 2019
Class A	$ 1,000.00	$ 1,013.00	$ 6.11
Class C	1,000.00	1,009.20	9.97
Class Y	1,000.00	1,014.30	4.89

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.16	6.13
Class C	1,000.00	1,015.32	10.01
Class Y	1,000.00	1,020.37	4.90

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 31, 2019 are as follows:

Class	Expense Ratios
Class A	1.20%
Class C	1.96
Class Y	0.96

9 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2019 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—108.2%
California—101.0%
$1,000,000	Adelanto, CA Community Facilities District Special Tax No. 2006-2[1]	5.000%	09/01/2045	$1,061,440
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.250	09/01/2026	2,676,337
1,630,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.400	09/01/2036	1,625,713
25,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	25,013
1,220,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2024	1,231,468
5,710,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2039	5,752,768
2,000,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2039	2,284,100
6,620,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	6,759,947
1,270,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.500	01/01/2030	1,337,627
1,000,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625	01/01/2040	1,054,380
1,350,000	Anaheim, CA Public Financing Authority[1]	5.000	05/01/2034	1,513,377
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2034	3,016,785
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2039	7,039,165
25,000	Apple Valley, CA Redevel. Agency Tax Allocation[1]	5.000	06/01/2032	25,014
600,000	Arvin, CA Community Redevel. Agency Tax Allocation[1]	6.500	09/01/2038	600,156
1,250,000	Atwater, CA Wastewater[1]	5.000	05/01/2040	1,417,625
1,300,000	Atwater, CA Wastewater[1]	5.000	05/01/2043	1,468,285
770,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2021	780,726
415,000	Bakersfield, CA Improvement Bond Act 1915	5.350	09/02/2022	298,800
1,130,000	Bakersfield, CA Improvement Bond Act 1915	5.400	09/02/2025	813,600
1,170,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.375	09/02/2028	1,174,504
750,000	Beaumont, CA Financing Authority, Series A1	5.000	09/01/2036	792,607
115,000	Beaumont, CA Financing Authority, Series A1	5.125	09/01/2028	122,700
120,000	Beaumont, CA Financing Authority, Series A1	5.250	09/01/2029	128,035
250,000	Beaumont, CA Financing Authority, Series A1	5.625	09/01/2032	268,395
4,405,000	Beaumont, CA Financing Authority, Series A1	5.875	09/01/2042	4,741,278
1,500,000	Beaumont, CA Financing Authority, Series A1	6.375	09/01/2042	1,623,345
5,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	5,006
1,560,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2025	1,737,793
635,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2034	679,082
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)[1]	5.300	09/01/2035	504,780
1,000,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.000	05/01/2038	1,058,520
2,135,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	9.750	05/01/2038	2,404,288
1,010,000	Brea, CA Redevel. Agency	6.591 [3]	08/01/2031	455,954
2,930,000	Brea, CA Redevel. Agency	6.675 [3]	08/01/2032	1,221,517
2,300,000	Brea, CA Redevel. Agency	6.830 [3]	08/01/2033	879,727
5,000,000	Brea, CA Redevel. Agency	6.869 [3]	08/01/2034	1,755,950

10        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$35,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)[1]	7.000%	10/01/2020	$35,129
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)[1]	6.000	09/01/2037	3,196,200
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350	10/01/2029	25,035
35,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.000	01/01/2023	34,726
15,000	CA Bay Area Governments Association[1]	4.125	09/01/2019	15,021
2,845,000	CA Communities Transportation Revenue COP[1]	6.000	06/01/2042	3,179,999
2,500,000	CA Community College Financing Authority (NCCD-Orange Coast Properties)[1]	5.250	05/01/2053	2,719,150
4,610,000	CA County Tobacco Securitization Agency[1]	4.000	06/01/2029	4,669,238
3,445,000	CA County Tobacco Securitization Agency	4.461 [3]	06/01/2033	1,525,515
62,110,000	CA County Tobacco Securitization Agency	5.305 [3]	06/01/2046	10,815,835
45,600,000	CA County Tobacco Securitization Agency	5.368 [3]	06/01/2057	1,430,472
55,250,000	CA County Tobacco Securitization Agency	6.045 [3]	06/01/2057	1,202,792
51,500,000	CA County Tobacco Securitization Agency	6.695 [3]	06/01/2057	1,345,695
71,700,000	CA County Tobacco Securitization Agency	6.998 [3]	06/01/2055	3,737,721
320,360,000	CA County Tobacco Securitization Agency	7.548 [3]	06/01/2055	14,477,068
309,500,000	CA County Tobacco Securitization Agency	8.248 [3]	06/01/2055	14,280,330
850,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100 [4]	06/01/2028	850,161
3,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125	06/01/2038	3,734,163
1,390,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	1,404,734
12,270,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2035	12,392,700
2,095,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	2,124,477
10,835,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2035	10,837,167
18,320,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	18,493,490
9,670,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125	06/01/2038	9,523,790
41,800,000	CA County Tobacco Securitization Agency (TASC)	7.070 [3]	06/01/2046	5,619,592
9,710,000	CA Dept. of Water Resources (Center Valley)[2]	5.250	12/01/2035	10,356,735
290,000	CA Dept. of Water Resources (Center Valley)[2]	5.250	12/01/2035	309,315
5,000,000	CA Educational Facilities Authority (Pepperdine University)[1]	5.000	10/01/2049	5,612,300
2,730,000	CA Educational Facilities Authority (University of San Francisco)[1]	5.000	10/01/2043	3,098,959
635,000	CA Educational Facilities Authority (University of San Francisco)[1]	6.125	10/01/2036	711,594
615,000	CA Educational Facilities Authority (University of San Francisco)[1]	6.125	10/01/2036	688,326
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500	04/01/2031	2,623,400
25,150,000	CA GO2	5.000	09/01/2034	28,741,463
13,000,000	CA GO1	5.000	08/01/2035	15,180,230
10,000,000	CA GO1	5.000	08/01/2036	11,470,200
3,550,000	CA GO1	5.000	02/01/2038	3,824,521
25,000	CA GO1	5.250	06/01/2021	25,302
5,000	CA GO1	5.500	10/01/2022	5,031
5,000	CA GO1	5.750	05/01/2030	5,016

11        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,500,000	CA GO1	6.000%	03/01/2033	$1,570,215
15,000	CA GO1	6.250	10/01/2019	15,116
50,000	CA GO1	6.250	10/01/2019	50,385
2,695,000	CA GO1	6.500	04/01/2033	2,716,668
2,305,000	CA GO1	6.500	04/01/2033	2,322,380
3,000,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2047	2,842,500
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2040	2,755,725
2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)[1]	6.250	02/01/2026	2,204,702
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[2]	5.500	10/01/2039	14,557,347
13,500,000	CA Health Facilities Financing Authority (SHlth/EMC/MPHS/PAMFHCR&E/SCHosp/SCVH/SEBH/ SGMF/SHSSR/SMF/SMCCV Obligated Group)[2]	5.250	08/15/2031	14,629,376
10,000,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2048	11,189,200
5,000,000	CA Health Facilities Financing Authority (SJHS/ SJHCN/SJHE/SJHO Obligated Group)[1]	5.750	07/01/2039	5,084,200
885,000	CA Independent Cities Finance Authority Mobile Home Park (Hacienda Valley Estates)[1]	5.000	11/15/2034	967,447
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250	07/15/2045	1,047,410
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)[1]	5.500	05/15/2047	1,049,710
2,000,000	CA Infrastructure and Economic Devel. (AOMPAAS/TVSRF/AcadF/AFound/AMF Obligated Group)[1]	5.000	11/01/2041	2,232,620
65,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	70,882
510,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)[1]	6.400	08/15/2045	542,961
250,000	CA Municipal Finance Authority (Casa Griffin Apts.)[1]	5.750	10/01/2034	254,617
3,750,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2034	4,208,625
4,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2035	4,468,320
2,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2036	2,222,280
1,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2037	1,106,720
4,250,000	CA Municipal Finance Authority (CHF-Davis-West Village Student Hsg.)[1]	5.000	05/15/2043	4,641,340
3,000,000	CA Municipal Finance Authority (CHF-Riverside- UCR Dundee Glasgow Student Hsg.)[1]	5.000	05/15/2043	3,286,470

12        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,000,000	CA Municipal Finance Authority (Emerson College)[1]	5.750%	01/01/2033	$1,119,580
1,000,000	CA Municipal Finance Authority (Emerson College)[1]	6.000	01/01/2042	1,126,660
500,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	5.750	01/01/2022	518,410
1,070,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	6.625	01/01/2032	1,126,218
2,135,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	6.875	01/01/2042	2,255,585
8,000,000	CA Municipal Finance Authority (Lax Integrated Express Solutions)[1]	5.000	12/31/2036	8,934,000
18,200,000	CA Municipal Finance Authority (Lax Integrated Express Solutions)[1]	5.000	12/31/2043	19,882,954
1,500,000	CA Municipal Finance Authority (OCEAA)[1]	7.000	10/01/2039	1,500,615
7,500,000	CA Municipal Finance Authority (Orange County Civic Center)[1]	5.000	06/01/2043	8,528,850
17,500,000	CA Municipal Finance Authority (Orange County Civic Center)[1]	5.000	06/01/2048	19,750,500
1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	5.875	05/15/2029	1,771,350
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	6.125	05/15/2039	1,012,890
600,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500	11/01/2031	666,054
1,250,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500	11/01/2041	1,374,650
5,000,000	CA Municipal Finance Authority Mobile Home Park (Caritas Acquisitions)[1]	5.500	08/15/2047	5,303,850
1,200,000	CA Municipal Finance Authority Mobile Home Park (Caritas Affordable Housing)[1]	5.250	08/15/2039	1,299,108
2,000,000	CA Pollution Control Financing Authority (Aemerge Redpak Services Southern CA)	8.000	12/01/2027	1,973,620
3,500,000	CA Pollution Control Financing Authority (Aemerge Redpak Services Southern California)[1]	7.000	12/01/2027	3,374,910
1,425,000	CA Pollution Control Financing Authority (Calplant I)	7.500	07/01/2032	1,477,183
1,900,000	CA Pollution Control Financing Authority (Calplant I)	8.000	07/01/2039	2,030,226
1,500,000	CA Pollution Control Financing Authority (San Diego County Water Authority)[5]	5.000	11/21/2045	1,658,550
11,905,000	CA Public Works[1]	4.000	04/01/2033	12,596,680
2,795,000	CA Public Works[1]	5.750	03/01/2030	2,923,011
2,500,000	CA Public Works[1]	6.000	03/01/2035	2,621,150
365,000	CA Public Works[1]	6.125	11/01/2029	377,505
8,370,000	CA Public Works[1]	6.375	11/01/2034	8,672,157
95,000	CA Public Works[1]	6.625	11/01/2034	95,440
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	2,202,460
900,000	CA Public Works (Dept. of Mental Health)[1]	5.000	11/01/2031	902,196

13        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,250,000	CA Public Works (Judicial Council)[1]	5.000%	12/01/2031	$1,359,300
125,000	CA Public Works (Trustees California State University)[1]	6.000	04/01/2027	125,899
763,761	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[6]	5.500	08/01/2047	173,603
169,809	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[6,7]	5.500	08/01/2047	13,918
1,250,000	CA School Finance Authority School Facility (Escuela Popular Del Pueblo)[1]	6.250	07/01/2037	1,235,112
870,000	CA School Finance Authority School Facility (Kipp LA Schools)[1]	5.000	07/01/2047	934,145
12,650,000	CA Silicon Valley Tobacco Securitization Authority	5.845 [3]	06/01/2047	1,977,701
50,000,000	CA Silicon Valley Tobacco Securitization Authority	7.108 [3]	06/01/2056	3,580,000
18,420,000	CA Silicon Valley Tobacco Securitization Authority	8.818 [3]	06/01/2036	6,580,913
10,000,000	CA Silicon Valley Tobacco Securitization Authority	10.496 [3]	06/01/2041	2,569,700
100,000	CA Statewide CDA	4.446 [3]	09/01/2028	50,411
100,000	CA Statewide CDA	5.078 [3]	09/01/2034	32,005
50,000	CA Statewide CDA[1]	6.750	09/01/2037	50,047
2,750,000	CA Statewide CDA (Cathedral City Heritage Park/ Glendale Heritage Park Obligated Group)[1]	5.200	06/01/2036	2,760,092
1,200,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2040	1,309,908
1,375,000	CA Statewide CDA (Front Porch Communities & Services)[1]	5.000	04/01/2047	1,521,245
1,400,000	CA Statewide CDA (Guidance Charter School)[6,7]	6.500	07/01/2037	546,000
5,100,000	CA Statewide CDA (Guidance Charter School)[6,7]	6.750	07/01/2052	1,989,000
5,000,000	CA Statewide CDA (Loma Linda University Medical Center)[1]	5.500	12/01/2058	5,444,600
1,000,000	CA Statewide CDA (Methodist Hospital of Southern California)[1]	5.000	01/01/2043	1,090,720
2,019,578	CA Statewide CDA (Microgy Holdings)[6,7]	9.000	12/01/2038	20
3,375,000	CA Statewide CDA (NCCD-Hooper Street - College of the Arts)[1]	5.250	07/01/2049	3,543,277
2,735,000	CA Statewide CDA (Orinda Wilder)[1,5]	5.000	09/01/2037	2,930,853
2,915,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)[1]	6.000	09/02/2044	2,834,954
2,000,000	CA Statewide CDA School Facilities (47th & Main)[1]	6.375	07/01/2047	2,138,480
65,000	CA Statewide CDA Special Tax Community Facilities District No. 97	3.872 [3]	09/01/2022	53,071
10,000	CA Statewide CDA Water[1]	7.000	07/01/2022	10,012
1,045,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	1,052,043
8,415,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	8,471,717
45,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2043	45,254
165,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2043	165,931
1,320,000	CA Valley Sanitation District	5.200	09/02/2030	1,323,511

14        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[8]	5.500%	09/01/2036	$700,000
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[8]	5.550	09/01/2036	999,750
35,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250	08/01/2033	38,857
25,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.500	09/02/2028	25,323
100,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	103,254
50,000	Carson, CA Redevel. Agency[1]	4.500	01/01/2032	50,092
925,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	930,827
3,035,000	Central Basin, CA Municipal Water District[1]	5.000	08/01/2044	3,282,717
1,100,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2034	1,247,917
865,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2035	979,093
12,480,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	4.000	05/01/2039	12,308,899
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	01/01/2034	2,020,600
5,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	02/15/2034	5,051,500
1,060,000	Clovis, CA Wastewater[1]	5.250	08/01/2030	1,257,404
500,000	Clovis, CA Wastewater[1]	5.250	08/01/2031	591,450
715,000	Coachella, CA Community Facilities District No. 2018-1 (Glenroy)[1]	5.000	09/01/2030	773,759
1,090,000	Coachella, CA Community Facilities District No. 2018-1 (Glenroy)[1]	5.000	09/01/2038	1,147,585
2,015,000	Coachella, CA Community Facilities District No. 2018-1 (Glenroy)[1]	5.000	09/01/2048	2,103,761
1,525,000	Coachella, CA Community Facilities District No. 2018-1 (Glenroy)[1]	5.000	09/01/2053	1,586,137
465,000	Colton, CA Community Facilities District Special Tax[1]	7.500	09/01/2020	475,077
3,715,000	Compton, CA Community College District[1]	6.750	08/01/2034	3,810,364
1,000,000	Compton, CA Public Finance Authority[1]	5.250	09/01/2027	1,001,970
4,870,000	Corcoran, CA Hospital District[1]	8.000	08/01/2034	4,953,813
935,000	Corona, CA Community Facilities District (Buchanan Street)[1]	5.150	09/01/2036	935,168
110,000	Corona, CA Community Facilities District (Eagle Glen II)[1]	6.000	09/01/2031	110,462
50,000	Daly City, CA Hsg. Devel. Finance Agency (Franciscan Mobile Home Park)[1]	5.000	12/15/2037	50,091
915,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Franciscan)[1]	6.500	12/15/2047	916,144
1,220,000	Dehesa, CA School District[1]	5.500	06/01/2044	1,400,865
1,855,000	Desert Hot Springs, CA Community Facilities
	District Special Tax[1]	6.375	09/01/2038	1,919,999

15        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[1]	7.375%	09/01/2039	$3,847,776
1,000,000	Dinuba, CA Wastewater System[1]	5.375	09/01/2038	1,006,730
15,000,000	East Bay, CA Municipal Utility District (Water System)[2]	5.000	06/01/2036	15,686,700
1,725,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000	06/01/2036	1,982,318
865,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)1	6.875	09/01/2038	889,627
1,000,000	Fontana, CA Special Tax Community Facilities District No. 80[1]	5.000	09/01/2046	1,072,710
5,145,000	Grossmont, CA Union High School District[2]	5.500	08/01/2030	5,245,943
4,895,000	Grossmont, CA Union High School District[2]	5.500	08/01/2031	4,991,040
500,000	Hollister, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2032	516,955
1,600,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)[1]	5.000	10/01/2030	1,826,096
1,305,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)[1]	5.000	10/01/2032	1,484,959
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax[1]	5.900	09/01/2037	1,448,661
630,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.000	09/01/2032	665,387
335,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.000	09/01/2037	352,199
1,175,000	Lake Elsinore, CA Public Financing Authority (Villages Wasson Canyon)[1]	5.250	09/01/2038	1,226,218
420,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.000 [4]	09/01/2025	438,442
375,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.100 [4]	09/01/2026	391,691
885,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.150 [4]	09/01/2027	924,347
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.200 [4]	09/01/2028	1,042,720
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.250 [4]	09/01/2029	520,665
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.300 [4]	09/01/2030	520,980
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.375 [4]	09/01/2032	1,040,880
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875	08/01/2034	1,713,470
430,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875	08/01/2039	441,193
580,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875	08/01/2039	595,097
3,805,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000	09/01/2033	3,815,197
1,000,000	Lennox, CA School District COP[1]	5.000	10/01/2034	1,086,850

16        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$50,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500%	11/15/2028	$61,430
1,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500	11/15/2037	1,252,960
1,300,000	Long Beach, CA Harbor Revenue[1]	5.000	05/15/2037	1,482,169
14,670,000	Long Beach, CA Harbor Revenue[1]	5.000	05/15/2040	16,554,068
2,575,000	Long Beach, CA Harbor Revenue[1]	5.000	05/15/2043	2,887,811
8,175,000	Long Beach, CA Unified School District[1]	5.000	08/01/2036	9,478,585
1,200,000	Los Alamitos, CA Unified School District COP[1]	0.000 [4]	08/01/2034	1,148,556
10,000,000	Los Angeles, CA Community College District[1]	4.000	08/01/2037	10,374,600
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)[1]	6.500	09/01/2039	2,134,718
3,500,000	Los Angeles, CA Dept. of Airports[1]	5.000	05/15/2032	4,100,355
15,145,000	Los Angeles, CA Dept. of Airports[2]	5.000	05/15/2033	17,647,477
4,365,000	Los Angeles, CA Dept. of Airports[1]	5.000	05/15/2033	4,954,711
5,795,000	Los Angeles, CA Dept. of Airports[1]	5.000	05/15/2034	6,559,998
12,000,000	Los Angeles, CA Dept. of Airports[2]	5.000	05/15/2034	13,909,320
22,350,000	Los Angeles, CA Dept. of Airports[1]	5.000	05/15/2047	24,876,667
2,500,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000	05/15/2038	2,837,875
8,250,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2041	9,385,117
15,525,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2042	17,767,431
16,500,000	Los Angeles, CA Dept. of Water & Power[2]	5.000	07/01/2047	18,738,995
16,300,000	Los Angeles, CA Harbor Dept.[2]	5.250	08/01/2034	16,600,165
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.000	06/01/2029	2,020,560
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.250	06/01/2034	2,021,180
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.375	06/01/2039	505,395
645,000	Los Angeles, CA IDA (Santee Court Parking Facility)[1]	5.000	12/01/2020	639,092
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)[1]	6.000	09/01/2039	4,102,840
85,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	85,297
250,000	Marina, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2038	269,100
50,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2038	50,059
1,750,000	McFarland, CA Unified School District1	5.500	11/01/2038	2,032,152
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater[1]	5.150	07/01/2035	1,375,440
1,000,000	Menifee, CA Union School District Special Tax[1]	5.000	09/01/2033	1,142,600
1,000,000	Menifee, CA Union School District Special Tax	5.000	09/01/2043	1,086,500
1,500,000	Menifee, CA Union School District Special Tax	5.000	09/01/2048	1,625,760
3,020,000	Merced, CA City School District[1]	5.000	08/01/2048	3,453,974
1,500,000	Montebello, CA Public Financing Authority (Montebello Hotel)[1]	5.000	12/01/2033	1,504,380
2,050,000	Moreno Valley, CA Unified School District Community Facilities District No. 2004-4[1]	5.000	09/01/2045	2,182,061
655,000	Murrieta, CA Community Facilities District Special Tax (Golden City)[1]	5.000	09/01/2042	706,077
1,500,000	Norco, CA Community Redevel. Agency[1]	5.000	03/01/2030	1,702,935

17        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,000,000	Norco, CA Redevel. Agency Tax Allocation[1]	6.000%	03/01/2036	$2,094,720
10,000,000	Northern CA Energy Authority[1]	4.000 [9]	07/01/2049	10,628,100
4,115,000	Northern Humboldt, CA Union High School District[1]	5.000	08/01/2043	4,685,627
1,250,000	Northern Humboldt, CA Union High School District[1]	6.500	08/01/2034	1,402,625
2,000,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	2,071,940
8,680,000	Oak Grove, CA School District[1]	0.000 [4]	08/01/2038	4,355,798
5,755,000	Oak Grove, CA School District[1]	0.000 [4]	08/01/2042	2,826,108
1,000,000	Oak Valley, CA Hospital District[1]	7.000	11/01/2035	1,026,310
250,000	Oakland, CA Unified School District1	6.500	08/01/2022	256,175
250,000	Oakland, CA Unified School District1	6.500	08/01/2023	256,175
250,000	Oakland, CA Unified School District1	6.500	08/01/2024	256,175
1,000,000	Ontario, CA Community Facilities District No. 25 Special Tax (Park Place Facilities)[1]	5.000	09/01/2049	1,076,400
1,135,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	1,174,350
1,350,000	Orange County, CA Community Facilities District (Esencia Village)[1]	5.000	08/15/2031	1,488,659
1,250,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2032	1,414,850
1,500,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2033	1,693,815
850,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2034	957,109
40,000	Palm Desert, CA Financing Authority[1]	5.000	08/01/2033	40,807
65,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.450	07/01/2020	65,025
305,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.550	07/01/2028	305,079
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.400	07/01/2023	250,275
170,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.500	07/01/2027	170,138
445,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.000	09/01/2032	504,283
1,355,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400	09/01/2035	1,369,417
5,475,000	Palmdale, CA Community Facilities District Special Tax[1]	6.125	09/01/2037	5,492,575
4,480,000	Palmdale, CA Community Facilities District Special Tax[1]	6.250	09/01/2035	4,499,264
4,835,000	Palomar, CA Health (Palomar Health/Arch Health Partners Obligated Group)[1]	5.000	11/01/2042	5,144,392
235,000	Perris, CA Elementary School District[1]	6.000	08/01/2029	281,091
290,000	Perris, CA Elementary School District[1]	6.000	08/01/2030	345,390
1,000,000	Pixley, CA Union School District (Pixley Union Elementary School District)[1]	5.250	08/01/2044	1,143,050
50,000	Pomona, CA Unified School District1	6.150	08/01/2030	56,871
1,980,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/01/2035	2,264,170

18        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)[1]	5.750%	08/01/2029	$2,037,200
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)[1]	6.250	06/30/2037	2,662,700
10,530,000	Rio Hondo, CA Community College District[1]	0.000 [4]	08/01/2042	11,009,957
577,172	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[6]	5.000	08/01/2032	502,140
535,000	Riverside County, CA Community Facilities District Special Tax No. 07-2 (Clinton Keith)[1]	5.000	09/01/2045	575,510
3,000,000	Riverside County, CA Redevel. Agency (Desert Communities)[1]	6.000	10/01/2037	3,220,230
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000 [4]	10/01/2027	1,210,730
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000 [4]	10/01/2031	1,193,760
1,325,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.500	10/01/2025	1,481,125
1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.750	10/01/2030	1,350,468
1,050,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300	09/01/2034	1,051,250
1,000,000	Ross Valley, CA School District[1]	5.500	08/01/2041	1,087,460
2,200,000	Sacramento County, CA Airport System[1]	5.000	07/01/2038	2,494,602
7,810,000	Sacramento County, CA Airport System[1]	5.000	07/01/2039	8,828,893
1,050,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)[1]	5.250	06/01/2027	1,050,483
1,455,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)[1]	6.250	09/01/2023	1,491,331
1,290,000	Sacramento, CA Special Tax (North Natomas Community Facilities District No. 4)[1]	5.000	09/01/2032	1,433,126
1,200,000	Sacramento, CA Special Tax (North Natomas Community Facilities District No. 4)[1]	5.000	09/01/2033	1,328,628
1,600,000	San Bernardino County, CA Special Tax (Lytle Creek North)[1]	5.000	09/01/2045	1,703,072
1,375,000	San Bernardino, CA Joint Powers Financing Authority (Central City)[1]	5.750	07/01/2020	1,415,384
195,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500	09/01/2020	195,610
10,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500	09/01/2024	10,030
1,175,000	San Bernardino, CA Mountains Community Hospital District COP[1,5]	5.000	02/01/2027	1,175,658
3,235,000	San Bernardino, CA Mountains Community Hospital District COP[1]	5.000	02/01/2037	3,235,226
3,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000	12/01/2031	3,356,460
5,780,000	San Diego County, CA Redevel. Agency (Gillespie Field)[1]	5.750	12/01/2032	5,789,248
10,000,000	San Diego County, CA Water Authority[1]	5.000	05/01/2033	11,675,100

19        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$10,000,000	San Diego County, CA Water Authority[1]	5.000%	05/01/2034	$11,631,800
10,125,000	San Diego County, CA Water Authority[1]	5.000	05/01/2037	11,661,469
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)[1]	5.000	05/01/2029	3,150,990
14,155,000	San Diego, CA Unified School District[1]	4.000	07/01/2047	14,645,471
1,000,000	San Francisco, CA Bay Area Rapid Transit District[1]	5.000	07/01/2031	1,171,700
1,000,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2031	1,086,460
1,930,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2042	2,145,832
12,020,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2043	13,472,857
5,275,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2047	5,836,999
13,250,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2048	14,773,883
15,540,000	San Francisco, CA City & County Airports Commission (San Francisco International Airport)[1]	5.000	05/01/2046	17,050,177
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	15,080
7,250,000	San Francisco, CA City & County Public Utilities Commission[1]	5.000	10/01/2043	8,321,985
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)[1]	5.000	08/01/2031	539,635
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.500	08/01/2039	2,049,400
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750	08/01/2033	441,220
500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000	08/01/2033	553,555
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)[1]	6.625	08/01/2039	1,537,590
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.500	08/01/2032	512,350
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.625	08/01/2039	558,794
500,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2032	546,575
250,000	San Jacinto, CA Unified School District Special Tax[1]	5.000	09/01/2043	268,553
25,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2032	25,069
1,000,000	San Jose, CA Airport (Norman Y Mineta San Jose International Airport)[1]	5.000	03/01/2025	1,059,610
35,000	San Jose, CA Improvement Bond Act 1915[1]	5.875	09/02/2023	36,093
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.200	01/01/2041	3,134,093
4,025,000	San Jose, CA Multifamily Hsg. (Fallen Leaves Apartments)[1]	5.100	12/01/2032	4,027,013
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)[1]	6.600	09/01/2027	25,010

20        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$10,000,000	San Marcos, CA Unified School District[2]	5.250%	08/01/2031	$10,931,500
750,000	San Marcos, CA Unified School District Special Tax[1,5]	5.000	09/01/2048	813,383
10,000,000	San Mateo County, CA Community College District[1]	5.000	09/01/2045	11,608,400
18,075,000	San Mateo County, CA Joint Powers Financing Authority[1]	5.000	07/15/2043	20,804,687
7,560,000	Santa Barbara County, CA Solid Waste System[1]	5.000	12/01/2037	8,583,095
5,000,000	Santa Barbara County, CA Solid Waste System[1]	5.000	12/01/2038	5,645,400
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.850	08/01/2031	1,001,130
2,070,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	6.000	08/01/2041	2,071,532
3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	3,291,630
8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[1]	7.000	09/01/2036	8,653,818
1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875	07/01/2036	1,920,345
2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875	07/01/2042	2,846,636
2,865,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	3,027,617
1,525,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625	09/01/2038	1,611,559
5,000,000	Sequoia, CA Unified High School District[1]	6.000	07/01/2043	5,532,700
1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation	7.000	10/01/2026	1,876,245
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.000	09/01/2036	2,046,760
4,150,000	South El Monte, CA Improvement District[1]	5.000	08/01/2035	4,672,776
790,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	846,525
2,085,000	Southern CA Public Power Authority[1]	5.000	11/01/2033	2,442,682
13,000,000	Southern CA Public Power Authority[1]	5.000	07/01/2035	14,896,180
470,000	Southern CA Public Power Authority[1]	5.250	11/01/2022	517,644
50,000	Southern CA Public Power Authority[1]	5.250	11/01/2023	55,850
250,000	Southern CA Public Power Authority[1]	5.250	11/01/2026	290,653
205,000	Southern CA Public Power Authority Natural Gas[1]	5.000	11/01/2028	237,525
165,000	Southern CA Public Power Authority Natural Gas[1]	5.000	11/01/2029	191,321
2,255,000	Southern CA Public Power Authority Natural Gas[1]	5.250	11/01/2027	2,640,605
4,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	4,000,040
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)	5.875	09/01/2037	2,026,560
225,000	Stockton, CA Public Financing Authority (Parking)[1]	5.125	09/01/2030	224,996
1,000,000	Stockton, CA Redevel. Agency[1]	5.000	09/01/2034	1,144,070
1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.500	06/01/2030	1,020,710
3,000,000	Tahoe-Truckee, CA Unified School District[1]	5.000	08/01/2039	3,428,010

21 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$950,000	Tahoe-Truckee, CA Unified School District[1]	5.000%	08/01/2041	$ 1,077,310
500,000	Tulare, CA Health Care District[1]	6.500	08/01/2026	509,635
375,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	427,260
500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	573,135
415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	475,702
425,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.650	09/01/2042	489,838
12,840,000	University of California[2]	5.000	05/15/2037	14,414,116
15,000,000	University of California[2]	5.000	05/15/2038	16,838,920
5,000,000	University of California[1]	5.000	05/15/2042	5,700,650
16,000,000	University of California[1]	5.000	05/15/2043	18,337,440
4,000,000	University of California[1]	5.000	05/15/2048	4,560,200
1,030,000	Upland, CA Community Facilities District Special Tax (Improvement Area No. 2 Colonies San Antonio)	5.000	09/01/2029	1,109,774
1,080,000	Upland, CA Community Facilities District Special Tax (Improvement Area No. 2 Colonies San Antonio)	5.000	09/01/2030	1,160,806
1,000,000	Vernon, CA Electric System[1]	5.125	08/01/2033	1,059,720
4,000,000	Vernon, CA Electric System[1]	5.500	08/01/2041	4,268,920
65,000	Vernon, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2035	65,038
500,000	Victorville, CA Special Tax Community Facilities District 07-01	5.350	09/01/2042	505,970
1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500	09/01/2042	1,706,025
610,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2015-1	5.250	09/01/2035	631,905
1,550,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2015-1	5.250	09/01/2045	1,579,249
2,300,000	Woodland, CA Finance Authority[1]	6.000	03/01/2036	2,488,485
1,500,000	Woodland, CA Finance Authority[1]	6.000	03/01/2041	1,621,335
1,150,000	Woodland, CA Special Tax Community Facilities District No. 2004-1	5.000	09/01/2044	1,247,371

				1,308,684,353
U.S. Possessions—7.2%
1,000,000	Guam International Airport Authority[1]	6.000	10/01/2034	1,152,020
2,500,000	Guam International Airport Authority[1]	6.125	10/01/2043	2,857,025
250,000	Guam Power Authority, Series A1	5.000	10/01/2023	274,282
320,000	Guam Power Authority, Series A1	5.000	10/01/2024	351,437
570,000	Guam Power Authority, Series A1	5.000	10/01/2030	622,047
2,025,000	Northern Mariana Islands Ports Authority, Series A	5.500	03/15/2031	1,949,731
1,165,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	1,098,793
6,000,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	5,730,000

22 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$2,935,000	Puerto Rico Aqueduct & Sewer Authority	6.125%[4]	07/01/2024	$2,817,600
3,640,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	3,680,695
8,405,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	8,498,968
500,000	Puerto Rico Commonwealth GO6	5.250	07/01/2030	283,125
1,450,000	Puerto Rico Commonwealth GO6	5.375	07/01/2030	784,812
1,480,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2020	1,520,892
1,000,000	Puerto Rico Commonwealth GO, FGIC[10]	5.500	07/01/2021	785,000
5,000,000	Puerto Rico Commonwealth GO6	5.500	07/01/2026	2,325,000
1,615,000	Puerto Rico Commonwealth GO6	5.500	07/01/2027	750,975
4,525,000	Puerto Rico Commonwealth GO6	5.750	07/01/2028	2,104,125
1,020,000	Puerto Rico Commonwealth GO6	5.750	07/01/2038	575,025
80,000	Puerto Rico Commonwealth GO, AGC	6.000	07/01/2036	82,984
2,500,000	Puerto Rico Commonwealth GO6	6.000	07/01/2039	1,434,375
3,000,000	Puerto Rico Commonwealth GO6	6.500	07/01/2037	1,721,250
1,000,000	Puerto Rico Commonwealth GO6	6.500	07/01/2040	573,750
476,247	Puerto Rico Electric Power Authority[6]	10.000	07/01/2019	307,775
476,247	Puerto Rico Electric Power Authority[6]	10.000	07/01/2019	307,775
453,432	Puerto Rico Electric Power Authority[6]	10.000	01/01/2021	293,030
453,432	Puerto Rico Electric Power Authority[6]	10.000	07/01/2021	293,030
151,144	Puerto Rico Electric Power Authority[6]	10.000	01/01/2022	97,677
151,143	Puerto Rico Electric Power Authority[6]	10.000	07/01/2022	97,676
4,000,000	Puerto Rico Electric Power Authority, Series A6	5.000	07/01/2042	2,495,000
1,000,000	Puerto Rico Electric Power Authority, Series A6	5.050	07/01/2042	623,750
7,350,000	Puerto Rico Electric Power Authority, Series A6	6.750	07/01/2036	4,639,688
2,500,000	Puerto Rico Highway & Transportation Authority[6]	5.500	07/01/2030	1,687,500
100,000	Puerto Rico Infrastructure, FGIC[10]	5.500	07/01/2020	77,875
1,220,000	Puerto Rico Infrastructure (Mepsi Campus)[6]	6.500	10/01/2037	247,050
170,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	163,200
225,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	213,469
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	5,911,194
1,210,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625	07/01/2022	1,038,785
7,255,000	Puerto Rico Public Buildings Authority[6]	6.000	07/01/2041	4,080,937
5,000,000	Puerto Rico Public Buildings Authority[6]	6.750	07/01/2036	3,125,000
610,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.500	08/01/2028	298,900
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.829 [3]	08/01/2043	4,029,120
16,135,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.838 [3]	08/01/2042	4,298,364
5,500,000	Puerto Rico Sales Tax Financing Corp., Series A6	6.375	08/01/2039	2,708,750
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A6	6.500	08/01/2044	4,925,000
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[6]	5.250	08/01/2043	490,000
5,275,000	Puerto Rico Sales Tax Financing Corp., Series C6	6.000	08/01/2042	2,597,938
2,190,000	University of Puerto Rico, Series P	5.000	06/01/2030	2,036,700
3,055,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2019	3,097,006

23 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
U.S. Possessions (Continued)
$840,000 V.I. Public Finance Authority (Matching Fund Loan Note)	5.000%	10/01/2032	$849,164

			93,005,264

Total Investments, at Value (Cost $1,404,729,687)—108.2%			1,401,689,617
Net Other Assets (Liabilities)—(8.2)			(106,644,683)

Net Assets—100.0%			$1,295,044,934

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 9 of the accompanying Notes.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

6. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

7. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

8. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AcadF	Academy Foundation
AFound	Archival Foundation
AGC	Assured Guaranty Corp.
AMF	Academy Museum Foundation
AOMPAAS	Academy of Motion Pictures Arts and Sciences
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHCC	Community Hospitals of Central California
CHF	City Hospital Foundation
COP	Certificates of Participation
EBPC	East Bay Prenatal Center
EMC	Eden Medical Center
FCHMC	Fresno Community Hospital & Medical Center
FGIC	Financial Guaranty Insurance Co.

24 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

GO	General Obligation
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MCHlth	Marin Community Health
MPHS	Mills-Peninsula Health Services
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NCCD	National Campus and Community Development
NPFGC	National Public Finance Guarantee Corp.
OCEAA	Orange County Educational Arts Academy
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
TVSRF	The Vince Street Archive Foundation
UCR	University of California Riverside
V.I.	United States Virgin Islands

See accompanying Notes to Financial Statements.

25 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2019 Unaudited

Assets
Investments, at value (cost $1,404,729,687)—see accompanying statement of investments	$1,401,689,617
Cash	616,167
Receivables and other assets:
Shares of beneficial interest sold	18,394,327
Interest	16,117,659
Investments sold on a when-issued or delayed delivery basis	260,000
Other	241,594

Total assets	1,437,319,364

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 4)	122,325,000
Payable for borrowings (See Note 9)	14,200,000
Investments purchased on a when-issued or delayed delivery basis	2,452,073
Shares of beneficial interest redeemed	1,537,373
Dividends	1,243,239
Distribution and service plan fees	209,844
Trustees’ compensation	163,382
Interest expense on borrowings	41,031
Shareholder communications	5,611
Other	96,877

Total liabilities	142,274,430

Net Assets	$1,295,044,934

Composition of Net Assets
Par value of shares of beneficial interest	$153,549
Additional paid-in capital	1,561,477,966
Total accumulated loss	(266,586,581)

Net Assets	$1,295,044,934

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $810,191,661 and 96,000,328 shares of beneficial interest outstanding)	$8.44
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$8.86

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $199,182,461 and 23,709,210 shares of beneficial interest outstanding)	$8.40

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $285,670,812 and 33,839,742 shares of beneficial interest outstanding)	$8.44

See accompanying Notes to Financial Statements.

26        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF

OPERATIONS For the Six Months Ended January 31, 2019 Unaudited

Investment Income
Interest	$ 30,961,192
Expenses
Management fees	2,864,891
Distribution and service plan fees:
Class A	960,863
Class C	1,009,795
Transfer and shareholder servicing agent fees:
Class A	396,395
Class C	101,033
Class Y	123,069
Shareholder communications:
Class A	9,183
Class C	4,065
Class Y	3,584
Interest expense and fees on short-term floating rate notes issued (See Note 4)	1,390,419
Borrowing fees	701,887
Interest expense on borrowings	230,220
Trustees’ compensation	9,110
Custodian fees and expenses	4,734
Other	136,989

Total expenses	7,946,237
Net Investment Income	23,014,955

Realized and Unrealized Gain (Loss)
Net realized loss on investment transactions	(20,118,127)
Net change in unrealized appreciation/(depreciation) on investment transactions	13,112,576
Net Increase in Net Assets Resulting from Operations	$ 16,009,404

See accompanying Notes to Financial Statements.

27        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS Unaudited

	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018[1]
Operations
Net investment income	$23,014,955	$51,700,031
Net realized loss	(20,118,127)	(31,304,782)
Net change in unrealized appreciation/(depreciation)	13,112,576	21,327,205

Net increase in net assets resulting from operations	16,009,404	41,722,454

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(14,832,759)	(31,699,955)
Class B2	—	(8,446)
Class C	(3,029,474)	(6,763,442)
Class Y	(4,938,034)	(8,566,145)

Total dividends and distributions declared	(22,800,267)	(47,037,988)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	25,044,521	(106,993,962)
Class B2	—	(621,705)
Class C	(5,931,339)	(28,507,591)
Class Y	59,324,114	(6,402,040)

Total beneficial interest transactions	78,437,296	(142,525,298)

Net Assets
Total increase (decrease)	71,646,433	(147,840,832)
Beginning of period	1,223,398,501	1,371,239,333

End of period	$1,295,044,934	$1,223,398,501

1. Prior period amounts have been conformed to current year presentation. See Notes to Financial Statements, Note 2 – New Accounting Pronouncements for further details.

2. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

28        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT

OF CASH FLOWS For six months Ended January 31, 2019 Unaudited

Cash Flows from Operating Activities
Net increase in net assets from operations	$16,009,404
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(450,193,210)
Proceeds from disposition of investment securities	399,477,082
Short-term investment securities, net	1,050,080
Premium amortization	4,314,445
Discount accretion	(4,658,488)
Net realized loss on investment transactions	20,118,127
Net change in unrealized appreciation/depreciation on investment transactions	(13,112,576)
Change in assets:
Decrease in other assets	259,225
Increase in interest receivable	(126,403)
Decrease in receivable for securities sold	3,355,300
Change in liabilities:
Decrease in other liabilities	(47,050)
Decrease in payable for securities purchased	(3,253,902)

Net cash used in operating activities	(26,807,966)

Cash Flows from Financing Activities
Proceeds from borrowings	217,000,000
Payments on borrowings	(225,700,000)
Payments/proceeds on short-term floating rate notes issued	(7,500,000)
Proceeds from shares sold	196,590,272
Payments on shares redeemed	(148,282,739)
Cash distributions paid	(4,927,410)

Net cash provided by financing activities	27,180,123
Net increase in cash	372,157
Cash, beginning balance	244,010

Cash, ending balance	$616,167

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $17,357,425.

Cash paid for interest on borrowings—$236,861.

Cash paid for interest on short-term floating rate notes issued — $1,390,419.

See accompanying Notes to Financial Statements.

29        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$8.49	$8.49	$8.61	$8.21	$8.37	$8.14

Income (loss) from investment operations:
Net investment income[1]	0.16	0.36	0.38	0.43	0.47	0.51
Net realized and unrealized gain (loss)	(0.05)	(0.04)	(0.09)	0.42	(0.16)	0.20

Total from investment operations	0.11	0.32	0.29	0.85	0.31	0.71

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.16)	(0.32)	(0.41)	(0.45)	(0.47)	(0.48)

Net asset value, end of period	$8.44	$8.49	$8.49	$8.61	$8.21	$8.37

Total Return, at Net Asset Value[2]	1.30%	3.95%	3.55%	10.67%	3.61%	9.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$810,192	$789,596	$899,847	$925,807	$879,253	$894,308

Average net assets (in thousands)	$786,456	$815,901	$893,655	$886,704	$926,912	$922,522

Ratios to average net assets:[3]
Net investment income	3.78%	4.26%	4.46%	5.10%	5.50%	6.32%
Expenses excluding specific expenses listed below	0.83%	0.85%	0.95%	1.06%	0.95%	0.80%
Interest and fees from borrowings	0.15%	0.16%	0.10%	0.05%	0.04%	0.05%
Interest and fees on short-term floating rate notes issued[4]	0.22%	0.05%	0.14%	0.09%	0.08%	0.09%

Total expenses	1.20%	1.06%	1.19%	1.20%	1.07%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.20%	1.06%	1.19%	1.20%	1.07%	0.94%[5]

Portfolio turnover rate	29%	22%	30%	15%	21%	17%

30        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

31        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014

Per Share Operating Data
Net asset value, beginning of period	$8.45	$8.45	$8.57	$8.18	$8.34	$8.11

Income (loss) from investment operations:
Net investment income[1]	0.13	0.29	0.31	0.36	0.40	0.45
Net realized and unrealized gain (loss)	(0.06)	(0.03)	(0.08)	0.42	(0.16)	0.20

Total from investment operations	0.07	0.26	0.23	0.78	0.24	0.65

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.12)	(0.26)	(0.35)	(0.39)	(0.40)	(0.42)

Net asset value, end of period	$8.40	$8.45	$8.45	$8.57	$8.18	$8.34

Total Return, at Net Asset Value[2]	0.92%	3.18%	2.67%	9.89%	2.84%	8.24%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$199,182	$206,268	$235,727	$259,836	$253,773	$266,060

Average net assets (in thousands)	$200,359	$215,082	$247,604	$257,015	$269,613	$265,211

Ratios to average net assets:[3]
Net investment income	3.02%	3.50%	3.72%	4.35%	4.74%	5.55%
Expenses excluding specific expenses listed below	1.59%	1.61%	1.71%	1.81%	1.71%	1.57%
Interest and fees from borrowings	0.15%	0.16%	0.10%	0.05%	0.04%	0.05%
Interest and fees on short-term floating rate notes issued[4]	0.22%	0.05%	0.14%	0.09%	0.08%	0.09%
Total expenses	1.96%	1.82%	1.95%	1.95%	1.83%	1.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.96%	1.82%	1.95%	1.95%	1.83%	1.71%[5]

Portfolio turnover rate	29%	22%	30%	15%	21%	17%

32 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

33 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014

Per Share Operating Data
Net asset value, beginning of period	$8.49	$8.49	$8.61	$8.21	$8.37	$8.14

Income (loss) from investment operations:
Net investment income[1]	0.17	0.38	0.39	0.45	0.49	0.53
Net realized and unrealized gain (loss)	(0.05)	(0.04)	(0.08)	0.42	(0.16)	0.20

Total from investment operations	0.12	0.34	0.31	0.87	0.33	0.73

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.34)	(0.43)	(0.47)	(0.49)	(0.50)

Net asset value, end of period	$8.44	$8.49	$8.49	$8.61	$8.21	$8.37

Total Return, at Net Asset Value[2]	1.43%	4.20%	3.80%	10.93%	3.86%	9.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$285,671	$227,535	$235,031	$173,862	$123,831	$101,239

Average net assets (in thousands)	$244,598	$208,026	$196,735	$146,478	$127,028	$93,710

Ratios to average net assets:[3]
Net investment income	4.02%	4.50%	4.63%	5.33%	5.74%	6.54%
Expenses excluding specific expenses listed below	0.59%	0.61%	0.70%	0.81%	0.71%	0.56%
Interest and fees from borrowings	0.15%	0.16%	0.10%	0.05%	0.04%	0.05%
Interest and fees on short-term floating rate notes issued[4]	0.22%	0.05%	0.14%	0.09%	0.08%	0.09%

Total expenses	0.96%	0.82%	0.94%	0.95%	0.83%	0.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.96%	0.82%	0.94%	0.95%	0.83%	0.70%[5]

Portfolio turnover rate	29%	22%	30%	15%	21%	17%

34 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

35 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS January 31, 2019 Unaudited

1. Organization

Oppenheimer Rochester California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may

36        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended July 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended July 31, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with

37        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

no expiration will be carried forward to future years if not offset by gains.

Expiring
2019	$31,408,386
No expiration	212,249,506

Total	$243,657,892

At period end, it is estimated that the capital loss carryforwards would be $31,408,386 expiring by 2019 and $232,367,633, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,285,016,044[1]

Gross unrealized appreciation	$58,213,523
Gross unrealized depreciation	(62,442,119)

Net unrealized depreciation	$(4,228,596)

1. The Federal tax cost of securities does not include cost of $120,902,169 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 4.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a

38        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations,

39        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

40        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

3. Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,306,135,415	$2,548,938	$1,308,684,353
U.S. Possessions	—	93,005,264	—	93,005,264

Total Assets	$—	$1,399,140,679	$2,548,938	$1,401,689,617

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$1,131,856	$(1,131,856)

Total Assets	$1,131,856	$(1,131,856)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar

41        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate

42        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

4. Investments and Risks (Continued)

security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of

43        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $49,290,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $213,654,362 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $122,325,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 2,500,000	Anaheim, CA Public Financing Authority Tender Option Bond Series 2015-XF2139 Trust[3]	12.357%	10/1/39	$2,555,950
5,000,000	CA Dept. of Water Resources (Center Valley) Tender Option Bond Series 2015-XF2030 Trust[3]	7.018	12/1/35	5,666,050
8,385,000	CA GO Tender Option Bond Series 2016-XF2372 Trust[3]	8.995	9/1/34	11,976,463

44        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 7,110,000	CA Health Facilities Financing Authority (Providence Health & Services) Tender Option Bond Series 2015-XF0036 Trust	9.128%	10/1/39	$7,452,347
3,375,000	CA Health Facilities Financing Authority (SHlth / EBPC / EMC / MCHlth / MPHS / PAMFHCR&E / SCHosp / SCVH / SEBH / SGMF Obligated Group) Tender Option Bond Series 2015-XF0236 Trust	15.254	8/15/31	4,504,376
7,500,000	East Bay, CA Municipal Utility District (Water System) Tender Option Bond Series 2015-XF2026 Trust[3]	6.585	6/1/36	8,186,700
1,290,000	Grossmont, CA Union High School District Tender Option Bond Series 2015 XF-2141 Trust[3]	16.368	8/1/30	1,390,943
1,225,000	Grossmont, CA Union High School District Tender Option Bond Series 2015-XF2141-2 Trust[3]	16.396	8/1/31	1,321,040
5,050,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2018-XF2563-1 Trust	9.198	5/15/33	7,552,477
4,000,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2018-XF2563-2 Trust	9.200	5/15/34	5,909,320
5,500,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2018-XF2562 Trust	9.200	7/1/47	7,738,995
8,150,000	Los Angeles, CA Harbor Dept. Tender Option Bond Series 2015-XF0035 Trust	8.625	8/1/34	8,450,165
5,000,000	San Marcos, CA Unified School District Tender Option Bond Series 2015-XF2029 Trust[3]	8.679	8/1/31	5,931,500
4,280,000	University of California Tender Option Bond Series 2016-XF0524-1 Trust	11.176	5/15/37	6,103,836
5,000,000	University of California Tender Option Bond Series 2016-XF0524-2 Trust	11.176	5/15/38	6,589,200

				$91,329,362

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by

45        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $122,325,000 or 8.51% of its total assets at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$2,452,073
Sold securities	260,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$76,622,117
Market Value	$43,093,594
Market Value as % of Net Assets	3.33%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

46 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	10,583,899	$89,433,464	14,081,915	$117,032,960
Dividends and/or distributions reinvested	1,363,530	11,500,757	3,057,431	25,407,590
Redeemed	(8,988,822)	(75,889,700)	(30,100,599)	(249,434,512)
Net increase (decrease)	2,958,607	$25,044,521	(12,961,253)	$(106,993,962)

47 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Amount	Shares	Amount
Class B
Sold	—	$—	78	$766
Dividends and/or distributions reinvested	—	—	1,031	8,446
Redeemed[1]	—	—	(75,734)	(630,917)
Net decrease	—	$—	(74,625)	$(621,705)

Class C
Sold	1,506,811	$12,663,292	2,960,862	$24,515,748
Dividends and/or distributions reinvested	281,570	2,364,556	648,151	5,361,514
Redeemed	(2,493,500)	(20,959,187)	(7,082,601)	(58,384,853)
Net decrease	(705,119)	$(5,931,339)	(3,473,588)	$(28,507,591)

Class Y
Sold	12,844,434	$108,215,453	12,201,182	$101,578,829
Dividends and/or distributions reinvested	413,809	3,492,112	715,927	5,955,431
Redeemed	(6,221,925)	(52,383,451)	(13,792,849)	(113,936,300)
Net increase (decrease)	7,036,318	$59,324,114	(875,740)	$(6,402,040)

1.	All outstanding Class B shares converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$450,193,210	$399,477,082

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Next $4 billion	0.35
Over $5 billion	0.33

The Fund’s effective management fee for the reporting period was 0.46% of average annual net assets before any applicable waivers.

48 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

8. Fees and Other Transactions with Affiliates (Continued)

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	9,204
Accumulated Liability as of January 31, 2019	67,154

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal

49        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to

0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plan for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets. The Fund also pays a service fee under the Plan at an annual rate of 0.25% of daily net assets. The Plan continues in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
January 31, 2019	$42,098	$6,982	$3,060

50 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

9. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 4. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 4

(Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates 2.6263% at period end. The Fund pays additional fees monthly to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the reporting period equal 0.12% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

At period end, the Fund had borrowings outstanding at an interest rate of 2.6263%.

Details of the borrowings for the reporting period are as follows:

51        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Borrowings and Other Financing (Continued)

Average Daily Loan Balance	$19,013,043
Average Daily Interest Rate	2.359%
Fees Paid	$197,592
Interest Paid	$236,861

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the reporting period are included in expenses on the Fund’s Statement of Operations and equal 0.03% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare each Wednesday as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the reporting period.

52        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

9. Borrowings and Other Financing (Continued)

Details of reverse repurchase agreement transactions for the reporting period are as follows:

Fees Paid	$258,434

10. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

11. Subsequent Event

On February 4, 2019, the United States District Court for the District of Puerto Rico confirmed the Third Amended Title III Plan of Adjustment of Puerto Rico Sales Tax Financing Corporation (“COFINA”). As a result, during February 2019 the Fund received a combination of newly issued COFINA bonds and cash in exchange for legacy COFINA bonds. The resulting impact to the Fund’s net assets was less than 0.50%.

53        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the Sub-Adviser’s portfolio manager and investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

54        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of their staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Mark DeMitry, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers.

The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the muni California long category. The Board noted that the Fund’s one-year and ten-year performance was below its category median although its three-year and five-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board noted that the Adviser, not the Fund, pays the Sub-Adviser’s fee under the sub-advisory agreement. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load muni California long funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual management fee was lower than its peer group and category median. The Board also noted that the Fund’s total expenses were higher than its peer group and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently

55        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2019. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

56        OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENT OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Beginning in April 2019, the Fund will no longer file Form N-Qs and will instead disclose its portfolio holdings monthly on Form N-PORT, which will also be available on the SEC’s website at www.sec.gov.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

    Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

57 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Rochester California Municipal Fund	9/25/18	77.8%	0.0%	22.2%
Oppenheimer Rochester California Municipal Fund	10/23/18	93.4%	0.0%	6.6%
Oppenheimer Rochester California Municipal Fund	1/22/19	74.0%	0.0%	26.0%

58 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Trustees and Officers	Joel W. Motley, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Brian F. Wruble, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Elizabeth Mossow, Vice President
Richard Stein, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2019 OppenheimerFunds, Inc. All rights reserved.

59 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

60 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●

All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www.oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us
oppenheimerfunds.com

Call Us
800 225 5677

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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2019 OppenheimerFunds Distributor, Inc. All rights reserved.
RS0790.001.0119 March 25, 2019

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2019, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2019